Subsequent Events (Details) (Subsequent event, USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Jan. 29, 2013	Mar. 31, 2013	Feb. 05, 2013 Fixed-rate bonds with 1.25 percent coupon rate	Feb. 05, 2013 LIBOR
Subsequent events:
Tax benefit effect due to change in tax laws		$ 135,000,000
Dividend declared (in dollars per share)	$ 0.85
Dividend declared, date	Jan. 29, 2013
Dividend payable, date	Mar. 09, 2013
Shareholders of record, date	Feb. 08, 2013
Bonds issued			$ 1,000,000,000	$ 1,000,000,000
Maturity term			5 years	2 years
Debt instrument, interest rate (as a percent)			1.25%
Reference rate				LIBOR
Interest rate margin (as a percent)				(0.02%)